Supplement dated October 14, 2025
to the following statutory prospectus(es):
Nationwide Destination Architect 2.0 dated May 1, 2025
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The following underlying mutual funds are offered as investment options under the contract.
Effective on or about November 1, 2025, the name of each investment option, the name of the investment advisor, and the subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Delaware VIP Trust - Macquarie VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Delaware VIP Trust - Nomura VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Asset
Strategy Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Austria
Kapitalanlage AG, Macquarie Investment Management Europe
Limited, Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Asset
Strategy Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Macquarie VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Van Eck Associates Corporation

Ivy Variable Insurance Portfolios - Macquarie VIP High
Income Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Austria
Kapitalanlage AG, Macquarie Investment Management Europe
Limited, Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP High Income
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder
Aggressive Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder
Aggressive Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

PROS-1101

CURRENT INFORMATION	UPDATED INFORMATION
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder
Conservative Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder
Conservative Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder
Moderate Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder
Moderate Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder
Moderately Aggressive - Managed Volatility Series: Service
Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG, Securian Asset Management, Inc.

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder
Moderately Aggressive - Managed Volatility Series: Service
Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Securian Asset Management, Inc.

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder
Moderately Aggressive Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder
Moderately Aggressive Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder
Moderately Conservative Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder
Moderately Conservative Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

All references to this information in the prospectus are updated accordingly.
PROS-1101